Interest expense, net	12 Months Ended
Mar. 31, 2021
Banking And Thrift Interest [Abstract]
Interest expense, net

14. Interest expense, net

Interest expense, net consists of the following:

	Year ended March 31,
	2019	2020	2021	2021
	(INR)	(INR)	(INR)	(US$)
	(In million)
Interest expense:
Term loans	5,469	7,655	8,399	114.8
Bank charges and other (1)	485	871	598	8.2
	5,954	8,526	8,997	123.0
Interest income:
Term and fixed deposits	932	564	554	7.7
Others	-	-	33	0.5
	932	564	587	8.2
Total	5,022	7,962	8,410	114.8

(1)

Bank charges and other includes amortization of debt financing costs of INR 267 million, INR 709 million and INR 369 million (US$ 5.0 million) for the years ended March 31, 2019, 2020 and 2021, respectively, and includes debt financing costs written off related to the debt refinancing amounting to INR Nil, INR 271 million and INR 30 million (US$ 0.4 million), respectively.